Employee benefit plans - Defined contribution plans (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y	Dec. 31, 2021 EUR (€) Y	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Plan 401(k)
Defined contribution plans
Minimum age in which individual qualified for greater contribution amount | Y	50	50
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions	$ 20,500	€ 18,100
Maximum annual contributions if over age 50	$ 27,000.0	€ 23,800
Percentage of employee's deposit that Company will match	50.00%	50.00%
Maximum percentage of employee's pay that Company will match	3.00%	3.00%
Defined contribution expense		€ 67,612,000	€ 64,855,000	€ 53,290,000
State plan
Defined contribution plans
Defined contribution expense		€ 30,370,000	€ 28,096,000	€ 25,950,000